Derivative Instruments (Change in Fair Value of Derivatives Not Designated as Hedging) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of embedded derivatives	$ (2,352,598)	$ (358,302)	$ (1,286,787)
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(1,104,547)	1,348,735	34,666
Change in fair value of embedded derivatives	(2,352,598)	(358,302)	(1,286,787)
Derivatives not designated as hedging instruments | Call options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(1,118,768)	1,347,925	34,604
Derivatives not designated as hedging instruments | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	264	810	0
Derivatives not designated as hedging instruments | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	13,957	0	0
Derivatives not designated as hedging instruments | Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	0	62
Derivatives not designated as hedging instruments | Fixed index annuities - embedded derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of embedded derivatives	(1,913,096)	(355,940)	(1,286,787)
Derivatives not designated as hedging instruments | Reinsurance related embedded derivative
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of embedded derivatives	$ (439,502)	$ (2,362)	$ 0